J. & W. Seligman & Co.

Incorporated

February 16, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Seligman Portfolios, Inc. (the “Fund”)

Post-Effective Amendment No. 37

File Nos. 033-15253 and 811-05221

Dear Sir or Madam:

Filed herewith is a Post-Effective Amendment No. 37 (the “Amendment”) to the Registration Statement on Form N-1A of the Fund filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, and Amendment No. 39 under the Investment Company Act of 1940, as amended.

This Amendment is being filed to clarify the way securities are chosen for investment in the Fund’s Seligman Capital Portfolio, Seligman Large-Cap Value Portfolio and Seligman Smaller-Cap Value Portfolio, as described in their respective sections “Principal Investment Strategies” on pages 1, 28 and 32, respectively, of the Fund’s Prospectus (page 1 of each of the Fund’s separate Class 1 and 2 Prospectuses), among other non-material changes.

In addition, as previously reviewed by the staff of the Securities and Exchange Commission (the “Staff”) in connection with Post-Effective Amendment No. 4 (filed September 29, 2006) to the registration statement of Seligman TargetHorizon ETF Portfolios, Inc., the Fund’s Registration Statement (as well as those of the other funds of the Seligman Group of Funds) includes an update to the section entitled, “Frequently Asked Questions About Regulatory Matters” (the “Regulatory Update”). This Regulatory Update reflects the changes to this section filed by supplement dated October 2, 2006.

If you have any questions or comments, please contact the undersigned at (212) 850-1703.

Very truly yours,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Vice President
Law & Regulation

JLD/jgm

100 Park Avenue • New York, NY 10017 • (212) 850-1864